Oil and natural gas activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Abstract]
Components of unevaluated oil and natural gas properties

The costs of unevaluated oil and natural gas properties consisted of the following at March 31, 2017, and December 31, 2016:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
Leasehold acquisitions	$579,151	$15,455
Capitalized interest	54	1,894
Wells and facilities in progress of completion	7,467	3,004

Total unevaluated oil and natural gas properties excluded from amortization	$586,672	$20,353

Oil and natural gas properties not subject to amortization consists of unevaluated leasehold acquisition costs, capitalized interest related to the leasehold costs and wells or facilities for which reserve volumes are not classified as proved until completed.

	Year incurred
	2016	2015	Total
Leasehold acquisitions	$14,170	$1,285	$15,455
Capitalized interest	1,356	538	1,894
Wells and facilities in progress of completion	3,004	—	3,004

Total unevaluated oil and natural gas properties excluded from amortization	$18,530	$1,823	$20,353

Costs Incurred in Oil and Natural Gas Producing Activities

Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2016	2015	2014
Property acquisition costs
Proved properties	$390	$1,192	$3,496
Unproved properties	15,497	24,735	84,938

Total acquisition costs	15,887	25,927	88,434
Development costs	114,472	150,261	561,578
Exploration costs	19,055	33,091	90,146

Total	$149,414	$209,279	$740,158

Depreciation, Depletion and Amortization Expense of Oil and Natural Gas Properties

Depreciation, depletion, and amortization expense of oil and natural gas properties was as follows for the years ended December 31:

	2016	2015	2014
DD&A	$111,793	$204,692	$231,761
DD&A per BOE:	$12.52	$20.07	$21.10